Share-Based Compensation - Additional Information (Detail)							1 Months Ended		12 Months Ended						94 Months Ended
	Aug. 06, 2016 CNY (¥) shares	Dec. 07, 2015 shares	Nov. 17, 2015 Employee $ / shares	Jun. 13, 2015 Employee $ / shares	Apr. 22, 2013 Employee $ / shares	Dec. 08, 2010 USD ($) $ / shares shares	Sep. 30, 2012 shares	Jul. 31, 2011	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Aug. 31, 2016 CNY (¥) shares	Aug. 06, 2016 USD ($)	Nov. 30, 2015 shares	Sep. 30, 2011 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting									8,200,000	8,200,000
Share-based compensation									¥ 28,051,735	$ 4,040,290	¥ 34,007,629		¥ 3,672,300
Restricted common stock granted							6,122,435
Percentage of restricted common stock vested							60.00%
Shares vested period									36 months	36 months
Ordinary granted to Incsight Limited (''Incsight'')
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date		Dec. 07, 2018
Share-based compensation									¥ 1,900,000	$ 300,000	1,200,000		2,200,000
Equity granted		500,000				1,500,000
Stock award term		3 years				5 years
Fair value of equity granted | $ / shares						$ 6.48
Cumulative profit | $						$ 5,000,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when Group achieves breakeven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted						500,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted						1,000,000
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Funds required for the development of CrossFire new mobile game	¥ 157,500,000								¥ 157,500,000						¥ 157,500,000		¥ 157,500,000	$ 22,700,000
Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting									4,555,556	4,555,556
Options granted, exercise price | $ / shares																$ 2.6
Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting									2,733,334	2,733,334
Options granted, exercise price | $ / shares																5.2
Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting									911,110	911,110
Options granted, exercise price | $ / shares																$ 7.8
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period									4 years	4 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period									1 year	1 year
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance									6,449,614						6,449,614	6,449,614	34,449,614		14,449,614
Stock options vesting percentage on each anniversary after grant date									33.33%	33.33%
Options to purchase ordinary share, outstanding shares									18,135,200						18,135,200	18,135,200
Options to purchase ordinary shares, available for future grants									14,649,543						14,649,543	14,649,543
Share-based compensation									¥ 25,800,000	$ 3,700,000	¥ 32,000,000		100,000
Unrecognized compensation cost									¥ 39,700,000						¥ 39,700,000	$ 5,700,000
2004 Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options contractual term									5 years	5 years
Predetermined Market Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares									6,500,000		7,000,000	7,000,000			6,500,000	6,500,000
Total intrinsic value of options exercised | $										$ 0
Share options granted									0	0
Predetermined Market Condition | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.69
Predetermined Market Condition | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.68
Predetermined Market Condition | Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.60
Predetermined Market Condition | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										$ 0.69
Predetermined Market Condition | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										$ 0.6
Predetermined Market Condition and Service Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares									1,150,000		1,200,000	1,200,000			1,150,000	1,150,000
Share options granted									0	0
Unrecognized compensation cost									¥ 19,000,000						¥ 19,000,000	$ 2,800,000
Unrecognized compensation cost related to non-vested options, recognition period									1 year 4 months 24 days	1 year 4 months 24 days
Predetermined Market Condition and Service Conditions | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.71
Predetermined Market Condition and Service Conditions | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.68
Predetermined Market Condition and Service Conditions | Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.60
Predetermined Market Condition and Service Conditions | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.71
Predetermined Market Condition and Service Conditions | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.6
Modification of Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected | Employee			15	25	234
Options granted, exercise price | $ / shares			$ 1.53	$ 1.78	$ 2.41
Original exercise price range, lower range limit | $ / shares			1.78		7.36
Original exercise price range, upper range limit | $ / shares			$ 2.41		$ 4.78
Options, expiration date				Aug. 26, 2020
Incremental compensation cost recognized									¥ 0	$ 0	¥ 11,800,000	$ 1,800,000	900,000	$ 200,000
Modification of Share-Based Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date				Dec. 10, 2015
Modification of Share-Based Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date				Aug. 26, 2015
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance																				22,855,591	13,626,955
Options to purchase ordinary share, outstanding shares									6,621,336		10,649,893	10,649,893			6,621,336	6,621,336
Options to purchase ordinary shares, available for future grants									14,330,001						14,330,001	14,330,001
Total intrinsic value of options exercised | $										$ 0		$ 1,200		162,279
Share options granted									0	0
Share-based compensation									¥ 400,000	$ 100,000	¥ 800,000		1,000,000
Unrecognized compensation cost									¥ 400,000						¥ 400,000	$ 100,000
Unrecognized compensation cost related to non-vested options, recognition period									2 years 2 months 12 days	2 years 2 months 12 days
Stock award term									10 years	10 years
Option granted															38,191,879
Share-based awards vesting period									4 years	4 years
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant									5 years	5 years
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										$ 0.149
Stock options, exercise price | $ / shares																$ 0.2450
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										$ 0.012
Stock options, exercise price | $ / shares																$ 0.0001
Non-vested equity interest of Jiushi granted to employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation									¥ 0	$ 0	¥ 0		¥ 400,000
Equity interest granted								20.00%
Fair value of equity granted | ¥									¥ 2,200,000						¥ 2,200,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares									4,485,200		4,677,718	4,677,718			4,485,200	4,485,200
Total intrinsic value of options exercised | $										$ 0		$ 0		$ 21,701
Fair value of options granted | $ / shares												$ 0.65
Share options granted									0	0
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares									6,000,000						6,000,000	6,000,000
Fair value of options granted | $ / shares										$ 0.93
Share options granted									6,000,000	6,000,000
Unrecognized compensation cost									¥ 20,500,000						¥ 20,500,000	$ 3,000,000
Performance Shares | CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	6,000,000